As filed with the Securities and Exchange Commission on February 28, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-21833

RMK Multi-Sector High Income Fund, Inc.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Charles D. Maxwell

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Jennifer R. Gonzalez, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: March 31, 2008

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The following is a copy of the schedule of investments of RMK Multi-Sector High Income Fund, Inc. (the “Fund”):

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

December 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
ASSET-BACKED SECURITIES - INVESTMENT GRADE - 7.0% OF NET ASSETS
	Certificate-Backed Obligations (“CBO”) - 1.9%
$2,000,000	CBC Insurance Revenue Securitization LLC 2002-A C, 8.880% 2/15/23 †#	1,790,700
3,000,000	Diversified Asset Securitization Holdings III 1A A3L, 5.436% 7/5/36 †#	1,230,000

		3,020,700

	Collateralized Debt Obligations (“CDO”) - 3.0%
3,000,000	CDO Repack SPC Ltd. 2006-BRGA, 7.800% 12/5/51 #	210,000
2,897,637	IMAC CDO Ltd. 2007-2A E, 9.680% 10/20/50 †#	101,417
2,000,000	Kodiak CDO 2007-2A E, 8.125 11/7/42 † #	300,000
3,940,025	Lancer Funding Ltd. 2007-2A A3, 12.243% 7/15/47 †#	39,400
3,951,033	Libertas Preferred Funding Ltd. 2007-3A 7, 12.993% 4/9/47 †#	395,103
5,000,000	Linker Finance PLC 16A E, 8.465% 5/19/45 †#	850,000
4,032,354	Millstone III-A CDO Ltd., 4.300% 7/5/46 #	161,294
2,980,785	Newbury Street CDO Ltd. 2007-1A D, Zero Coupon Bond 3/4/53 †#	59,616
2,000,000	Pasa Funding Ltd. 2007-1A D, 9.243% 4/7/52 #	375,000
1,923,503	Sharps CDO 2006-1A D, 7.500% 5/8/46 †#	153,880
1,000,000	Squared CDO Ltd. 2007-1A C, 10.040% 5/11/57 †#	50,000
6,000,000	Taberna Preferred Funding Ltd. 2006-6A, Zero Coupon Bond 12/5/36 †#	1,140,000
4,677,742	Taberna Preferred Funding Ltd. 2006-7A C1, 1.000% 2/5/37 †#	958,937
2,975,292	Tahoma CDO Ltd. 2006-1A D, 8.616% 6/18/47 †#	44,629
1,000,000	Tahoma CDO Ltd. 2007-2A D, 9.491% 9/15/47 †#	20,000

		4,859,276

	Home Equity Loans - 0.5%
681,425	Fremont Home Loan Trust 2004-4 M7, 6.585% 3/25/35	124,626
16,176,262	United Capital Markets, Inc. 2003-A, 2.300% 11/8/27 interest-only strips †#	647,050

		771,676

	Manufactured Housing - 1.6%
2,849,717	Mid-State Trust 2005-1 B, 7.758% 1/15/40	2,578,341

Total Asset-Backed Securities - Investment Grade (cost $53,158,357)		11,229,993

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 20.0% OF NET ASSETS
	Collateralized Debt Obligations (“CDO”) - 8.9%
2,000,000	801 Grand CDO 2006-1 LLC, 10.926% 9/20/16 †#	1,655,000
3,000,000	Aardvark Asset-Backed Securities CDO 2007-1A, Zero Coupon Bond 7/6/47 #	105,000
4,000,000	Acacia CDO, Ltd. 10A, 4.570% 9/7/46 †#	190,000
6,000,000	Aladdin CDO I Ltd. 2006-3A, 9.926% 10/31/13 †#	1,875,000
365,000	Attentus CDO Ltd. 2006-2A E2, 8.395% 10/9/41 #	62,963
2,000,000	Attentus CDO Ltd. 2006-2A F1, 10.243% 10/9/41 †#	190,000
910,000	Attentus CDO Ltd. 2006-2A F2, 10.295% 10/9/41 #	40,950
4,000,000	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 †#	300,000
2,975,600	Broderick CDO Ltd. 2007-3A D, Zero Coupon Bond 12/6/50 †#	298
1,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47 #	15,000
5,000,000	Dillon Read CDO Ltd. 2006-1A, 13.000% 12/5/46 †#	2,000,000
2,000,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, 19.957% 7/13/47 †#	60,000
2,000,000	IXIS ABS 1 Ltd., 8.120% 12/12/46 †#	80,000
15,000,000	Kenmore Street Synthetic CDO 2006-1A, 9.926% 4/30/14 †#	2,962,500
1,945,486	Knollwood CDO Ltd. 2006-2A E, 11.243% 7/13/46 †#	38,910
3,000,000	Knollwood CDO Ltd. 2006-2A SN, 22.683% 7/13/46 #	15,000
6,000,000	Kodiak CDO 2006-1A, Zero Coupon Bond 8/7/37 †#	495,000
3,000,000	Kodiak CDO 2006-1A G, Zero Coupon Bond 8/7/37 †#	285,000
4,694,347	Lexington Capital Funding Ltd. 2007-3A F, 8.753% 4/10/47 †#	281,661
1,961,789	Norma CDO Ltd. 2007-1A E, 9.541% 3/11/49 †#	88,280
2,000,000	Trapeza CDO I LLC 2006-10A, 5.824% 6/6/41 #	370,000
2,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 †#	910,000
2,000,000	Trapeza CDO I LLC 2006-11A, 13.600% 10/10/41 #	230,000
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.204% 10/10/41 #	460,000

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

December 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
2,000,000	Tricadia CDO Ltd. 2006-5A, 15.000% 6/19/46 †#	85,000
3,500,000	Tropic CDO V, 8.540% 7/15/36 †#	1,382,500

		14,178,062

	Equipment Leases - 5.3%
8,480,190	Aerco Limited 1X C1, Zero Coupon Bond 7/15/23 #	212,005
7,498,560	Aerco Limited 2A B2, Zero Coupon Bond 7/15/25 †#	1,762,161
6,341,288	Aerco Limited 2A C2, Zero Coupon Bond 7/15/25 †#	380,477
3,585,626	Aviation Capital Group Trust 2000-1A C1, 6.978% 11/15/25 †#	304,778
2,179,092	Aviation Capital Group Trust 2000-1I D1, 8.500% 11/15/25 †#	337,759
1,881,847	DVI Receivables Corp. 1999-2 A4, Zero Coupon Bond 11/13/08 #	331,826
1,951,973	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09 #	780,789
3,253,272	Guggenheim Equipment Trust 2007-1A, 11.193% 7/15/31 †#	2,095,432
2,000,000	Piper Jaffray Equipment Trust Securities 2007-1A, 6.517% 3/25/29 †#	600,000
63,000,000	United Capital Aviation Trust 2005-1 B2, Zero Coupon Bond 7/15/31 †#	1,575,000

		8,380,227

	Home Equity Loans - 5.8%
1,667,000	ACE Securities Corp. 2004-HE1 M5, 6.815% 3/25/34 #	283,390
1,578,128	ACE Securities Corp. 2005-SL1 B1, 6.000% 6/25/35 †#	7,891
2,596,879	Equifirst Mortgage Loan Trust 2004-3 N3, 7.869% 12/25/34 †#	1,869,752
3,000,000	Fremont Home Loan Trust 2005-2 B3, 7.615% 6/25/35 †#	234,000
8,500,000	Indymac Residential Asset-Backed Trust 2005-B M11, 8.365% 8/25/35 †#	3,740,000
7,000,000	Indymac Residential Asset-Backed Trust 2005-C M11, 7.365% 10/25/35 #	969,500
197,358	Meritage Asset Holdings 2004-2 N6, 9.000% 1/25/35 †#	1,283
6,102,000	New Century Home Equity Loan Trust 2006-2 M10, 6.865% 8/25/36 #	601,047
3,339,864	Soundview Home Equity Loan Trust 2005-A B2, 7.865% 4/25/35 †#	83,497
1,617,061	Soundview Trust 2005-1N N2, 6.413% 4/25/35 †#	95,407
1,500,000	Soundview Trust 2005-1N N3, 8.500% 4/25/35 †#	19,500
1,693,446	Structured Asset Securities Corp. 2006-ARS1 A1, 4.975% 2/25/36 †	604,303
12,798,000	Terwin Mortgage Trust 2006-R2 A, 3.196% 12/25/36 †#	427,197
7,000,000	Terwin Mortgage Trust 2006-R3, 0.419% 6/26/37 †#	8,750
2,200,000	Terwin Mortgage Trust 2007-3SL B3, 6.000% 5/25/38 †#	330,000

		9,275,517

Total Asset-Backed Securities - Below Investment Grade or Unrated (cost $147,225,089)		31,833,806

CORPORATE BONDS - INVESTMENT GRADE - 11.2% OF NET ASSETS
	Finance - 1.7%
3,000,000	Catlin Insurance Company Ltd., 7.249% 12/31/49 †	2,742,903
	Insurance - 0.2%
500,000	Security Capital Assurance Ltd., 6.880% 6/17/49 †#	250,000
	Special Purpose Entities - 9.3%
3,000,000	Fixed Income Pass-Through Trust 2007-C JPM Class B, 8.291% 5/15/77 †#	990,000
3,000,000	Lincoln Park Referenced Link Notes 2001-1, 8.404% 7/30/31 †#	2,119,320
2,000,000	Parcs-R 2007-8, 7.365% 1/25/46 †	1,512,800
1,500,000	Preferred Term Securities XXVIII, Ltd., 6.293% 3/22/38 †#	1,305,000
2,991,609	Pyxis Master Trust 2006-7, 9.631% 10/1/37 †#	239,329
9,000,000	Steers Delaware Business Trust 2007-A, 7.243% 6/20/18 †#	8,662,500

		14,828,949

Total Corporate Bonds - Investment Grade ($24,173,759)		17,821,852

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 59.9% OF NET ASSETS
	Agriculture - 0.3%
850,000	Eurofresh Inc., 11.500% 1/15/13 †	510,000
	Apparel - 2.5%
4,344,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	3,996,480
	Automotives - 3.7%

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

December 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
2,925,000	Cooper Standard Automotive, Inc., 8.375% 12/15/14	2,318,063
1,000,000	Dana Corp., 3/15/10 in default ~	740,000
4,472,000	Metaldyne Corp., 11.000% 6/15/12	2,884,440

		5,942,503

	Basic Materials - 6.3%
3,100,000	AmeriCast Technologies Inc., 11.000% 12/1/14 †	2,859,750
3,720,000	Key Plastics LLC, 11.750% 3/15/13 †	2,976,000
3,475,000	Momentive Performance Materials Inc., 11.500% 12/1/16 †	3,005,875
1,400,000	Noranda Aluminium Holding Corp., Zero Coupon Bond 11/15/14 †	1,190,000

		10,031,625

	Building & Construction - 1.7%
1,825,000	Dayton Superior Corporation, 13.000% 6/15/09	1,701,813
1,375,000	Ply Gem Industries Inc., 9.000% 2/15/12	1,065,625

		2,767,438

	Communications - 1.2%
3,000,000	CCH I Holdings LLC, 11.750% 5/15/14	1,897,500
	Consulting Services - 2.3%
4,000,000	MSX International Inc., 12.500% 4/1/12 †	3,720,000
	Entertainment - 2.1%
2,590,000	French Lick Resorts & Casino LLC, 10.750% 4/15/14 †	1,890,700
2,075,000	Six Flags Inc., 9.625% 6/1/14	1,530,312

		3,421,012

	Finance - 2.6%
3,065,000	Advanta Capital Trust I, 8.990% 12/17/26	2,176,150
2,000,000	Asure Float, 10.500% 12/31/35 †#	1,960,000

		4,136,150

	Garden Products - 0.8%
2,400,000	Ames True Temper, 10.000% 7/15/12	1,320,000
	Hotels - 0.7%
1,400,000	Trump Entertainment Resorts Inc., 8.500% 6/1/15	1,065,750
	Industrials - 2.0%
393,957	Home Products Inc., pays-in-kind 3/20/17 #	267,919
625,000	Masonite Corporation, 11.000% 4/6/15	487,500
2,575,000	Terphane Holding Corp., 12.500% 6/15/09 †	2,369,000

		3,124,419

	Manufacturing - 5.4%
3,200,000	BGF Industries Inc., 10.250% 1/15/09	3,120,000
700,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	586,250
4,750,000	MAAX Corp., 6/15/12 in default ~	1,140,000
2,194,000	Propex Fabrics Inc., 10.000% 12/1/12	987,300
2,850,000	Wolverine Tube, Inc., 10.500% 4/1/09	2,707,500

		8,541,050

	Oil & Natural Gas - 1.0%
1,800,000	Seametric International, 11.625% 5/25/12 †#	1,656,000
	Paper Products - 3.0%
3,425,000	Corp Durango SAB de CV, 10.500% 10/5/17 †	3,099,625
1,850,000	Mercer International Inc., 9.250% 2/15/13	1,692,750

		4,792,375

	Real Estate Services - 1.7%
4,250,000	Realogy Corp., 12.375% 4/15/15 †	2,677,500
	Retail - 3.9%
1,579,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,357,940
1,475,000	Rare Restaurant Group LLC/RRG Finance Corp., 9.250% 5/15/14 †	1,364,375
2,715,000	Uno Restaurant Corp., 10.000% 2/15/11 †	2,009,100
2,912,000	VICORP Restaurants, Inc., 10.500% 4/15/11	1,485,120

		6,216,535

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

December 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
	Special Purpose Entities - 13.9%
2,500,000	Duane Park I, Ltd., Zero Coupon Bond 6/27/16 †#	950,000
4,000,000	Eirles Two Ltd. 262, 10.378% 8/3/21 #	3,000,000
3,500,000	Eirles Two Ltd. 263, 12.878% 8/3/21 #	2,380,000
776,000	Interactive Health LLC, 7.250% 4/1/11 †	543,200
1,800,000	MCBC Holdings Inc., 11.521% 10/15/14 †	1,728,000
4,625,000	PNA Intermediate Holding Corp., 11.869% 2/15/13 †	4,185,625
3,000,000	Preferred Term Securities II, Ltd., 10.000% 5/22/33 †#	1,470,000
3,000,000	Preferred Term Securities XXI, Ltd., 24.250% 3/22/38 †#	840,000
999,070	Preferred Term Securities XXI-2TR, 9.999% 3/22/38 †#	569,470
4,600,000	Preferred Term Securities XXII, Ltd., 10.000% 9/22/36 †	1,741,100
3,800,000	Preferred Term Securities XXIII, Ltd., 10.000% 12/22/36 †	1,734,700
3,000,000	Preferred Term Securities XXVIII, Ltd., 10.000% 3/22/38 †#	2,790,000
1,995,046	Pyxis Master Trust, 9.631% 10/1/37 †#	159,604

		22,091,699

	Telecommunications - 3.4%
3,000,000	Primus Telecommunications GP, 8.000% 1/15/14	1,642,500
2,425,000	Securus Technologies Inc., 11.000% 9/1/11	2,109,750
1,875,000	Securus Technologies Inc., 11.000% 9/1/11	1,631,250

		5,383,500

	Tobacco - 1.4%
3,075,000	North Atlantic Trading Co., 9.250% 3/1/12	2,275,500

Total Corporate Bonds - Below Investment Grade or Unrated ($124,483,419)		95,567,036

MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 20.4% OF NET ASSETS
	Collateralized Mortgage Obligations - 20.4%
33,186,074	Banc of America Funding Corp. 2007- E 8A5, 0.500% 9/20/47 interest-only strips #	408,521
848,560	Countrywide Alternative Loan Trust 2005-49CB A5, 5.500% 11/25/35	793,714
1,991,450	Countrywide Alternative Loan Trust 2005-56 M4, 5.785% 11/25/35 #	955,896
20,796,287	Countrywide Alternative Loan Trust 2006-OA21 X, 2.765% 3/20/47 interest only-strips #	1,156,897
38,667,631	Countrywide Alternative Loan Trust 2007-OA8 X 2.000% 6/25/47 interest-only strips #	1,353,367
7,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 6.446% 9/27/35 †#	4,550,000
52,013,688	Harborview Mortgage Loan Trust 2005-16 X4, 0.003% 1/19/36 interest-only strips #	787,487
66,499,825	Harborview Mortgage Loan Trust 2006-5 X1, 1.939% 7/19/47 interest-only strips #	2,650,018
25,336,606	Lehman XS Trust 2007-4N 3AX, 2.931% 3/25/47 interest-only strips #	2,003,872
30,582,284	Residential Accredit Loans Inc. 2006-Q05 XC, 1.347% 5/25/46 interest-only strips #	933,677
69,796,618	Residential Accredit Loans Inc. 2006-Q05 XN, 1.759% 5/25/46 interest-only strips #	2,756,966
169,970,460	Residential Accredit Loans Inc. 2007-QH8 P, 0.500% 10/25/37 interest-only strips #	776,765
169,970,459	Residential Accredit Loans Inc. 2007-QH8 X, 0.981% 10/25/37 interest-only strips #	5,823,188
4,788,346	Structured Asset Investment Loan Trust 2004-7A B, Zero Coupon Bond 8/27/34 †#	23,942
1,306,112	Structured Asset Investment Loan Trust 2004-8 B2, 5.000% 9/25/34	37,775
99,648,732	Structured Asset Mortgage Investments Inc. 2006-AR1 3X, 1.200% 2/25/36 interest-only strips #	2,628,733
4,000,000	Structured Asset Mortgage Investments Inc. 2006-AR3 1B1, 5.265% 4/25/36	3,262,216
14,231,129	Washington Mutual, Inc. 2006-AR4 2X, 1.212% 5/25/46 interest-only strips #	302,411
62,064,988	Washington Mutual, Inc. 2007-0A3 CX2P, 0.800% 2/25/47 interest-only strips #	1,333,156

Total Mortgage-Backed Securities - Investment Grade ($41,593,503)		32,538,601

MORTGAGE-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 11.6% OF NET ASSETS
	Collateralized Mortgage Obligations - 11.6%
3,100,000	First Franklin Trust 2004-FFH4 N4, 8.000% 1/21/35 †#	310
6,450,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 †#	3,063,750
14,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 †#	6,300,000
1,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 †#	180,000
6,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36 †#	1,046,760
5,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 †#	652,350
3,945,816	Harborview Mortgage Loan Trust 2006-4 B11, 6.715% 5/19/47 †#	486,282
4,169,058	Harborview Mortgage Loan Trust 2006-CB1 2B5, 6.615% 3/25/36 #	1,067,571

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

December 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
1,994,578	Harborview Mortgage Loan Trust 2006-CB1 2B6, 6.615% 3/25/36 #	130,406
6,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 †#	192,000
2,000,000	Long Beach Mortgage Loan Trust 2005-2 B2, 7.533% 4/25/35 †#	450,000
4,000,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 7.283% 8/25/35 †#	150,000
5,000,000	Long Beach Mortgage Loan Trust 2006-2 B, 7.365% 3/25/36 †#	92,500
7,022,000	Merrill Lynch Mortgage Investors Inc.2006-SL1 B5, 7.500% 9/25/36 †#	301,946
4,000,000	Park Place Securities Inc. 2005-WCW2 M11, 7.365% 7/25/35 †#	330,000
4,000,000	Park Place Securities Inc. 2005-WCW3 M10, 7.365% 8/25/35 #	612,000
3,000,000	Park Place Securities Inc. 2005-WHQ3 M11, 7.365% 6/25/35 #	1,290,000
2,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 †#	1,805,600
2,500,000	Structured Asset Investment Loan Trust 2005-HE1 B1, 7.365% 7/25/35 #	390,000

Total Mortgage-Backed Securities - Below Investment Grade or Unrated (cost $57,565,291)		18,541,475

COMMON STOCKS - 9.9% OF NET ASSETS
	Communications - 0.4%
25,200	Citizens Communications Company	320,796
11,900	Consolidated Communications Holdings, Inc.	236,810
10,492	TerreStar Corporation ~	76,067

		633,673

	Consumer Products - 0.4%
3,600	B&G Foods, Inc.	36,756
15,758	Home Products #~	473
221,000	Insight Health Services Holdings Corp ~	663,000

		700,229

	Energy - 1.2%
2,300	Diamond Offshore Drilling, Inc.	326,600
18,600	Legacy Reserves LP	385,020
1,400	NuStar Energy L.P.	74,620
197,250	Pinnacle Gas Resources, Inc. ~	903,405
4,000	Williams Partners L.P.	156,800

		1,846,445

	Financials - 3.7%
19,800	Apollo Investment Corporation	337,590
17,800	Compass Diversified Trust	265,220
35,000	FSI Realty Trust †~	70,000
350,000	FSI Realty Trust Regulation D †~	700,000
51,216	Grubb & Ellis Company	328,295
28,200	KKR Financial Corp.	396,210
29,800	MFA Mortgage Investments, Inc.	275,650
52,941	Mid Country †#~	899,997
215,600	Muni Funding Co. †~	1,293,600
120,700	Star Asia Financial Ltd. †	1,116,475
27,900	TICC Capital Corp.	257,517

		5,940,554

	Industrials - 2.5%
28,400	Aircastle Limited	747,772
10,400	Diana Shipping Inc.	327,184
32,600	OceanFreight Inc.	626,898
69,600	Orion Marine Group ~	1,044,000
37,200	Paragon Shipping Inc.	677,412
1,300	Port Townsend Paper Corp. ~	520,000

		3,943,266

	Technology - 1.6%
385,900	Banctec Inc. †~	2,315,400
100	Cirrus Logic, Inc. ~	528
32,400	Ness Technologies, Inc. ~	299,052
3,462	Taiwan Semiconductor Manufacturing Company Ltd.	34,482

		2,649,462

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

December 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
	Utilities - 0.1%
2,100	Companhia de Saneamento Basico do Estado de São Paulo	98,700

Total Common Stocks (cost $26,290,698)		15,812,329

PREFERRED STOCKS - 2.8% OF NET ASSETS
3,000	Credit Genesis CLO 2005 †#	1,950,000
1,000	Global Leveraged Credit Opportunity Fund †#~	900,000
9	Harborview 2006-8 †#~	1
67,000	Indymac Indx CI-1 Corp. †#~	82,410
1,000	Ischus CDO III †#	10,000
1,975	Terrestar Corporation	1,481,250
3,500	WEBS CDO 2006-1 PS †#	35

Total Preferred Stocks (cost $11,091,734)		4,423,696

EURODOLLAR TIME DEPOSITS - 4.1% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar time deposits dated December 31, 2007 3.150% maturing at $6,590,153 on January 2, 2008.	6,589,000

Total Investments - 146.9% of Net Assets (cost $492,170,850)		234,357,788

Other Assets and Liabilities, net - (46.9%) of Net Assets		(74,827,557)

Net Assets		$159,530,231

†	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
‡	See Notes to the Schedule of Investments regarding investment valuations.
~	Non-income producing security.
#	Security valued at fair value.

All of the Fund's investment securities, other than equity securities, are pledged as collateral under the line of credit.

Notes to the Schedule of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of the close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price.

Equity and debt securities issued in private placements are valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities, and unlisted securities and private placement securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are readily available are valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc.’s (the “Adviser”) Valuation Committee, does not represent market value.

Investments in open-end registered investment companies, if any, are valued at net asset value as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates.

Investments for which market quotations are not readily available, or if available quotations are not believed to be reflective of market value, are valued at fair value as determined by the Adviser’s Valuation Committee using procedures established by and under the supervision of the Fund’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

Among the more specific factors that are considered by the Valuation Committee in determining the fair value of a security are: (1) type of security; (2) financial statements of the issuer; (3) cost at date of purchase (generally used for initial valuation); (4) size of the Fund’s holding; (5) for restricted securities, the discount from market value of unrestricted securities of the same class at the time of purchase; (6) the existence of a shelf registration for restricted securities; (7) information as to any transactions or offers with respect to the security; (8) special reports prepared by analysts; (9) the existence of merger proposals, tender offers or similar events affecting the security; (10) the price and extent of public trading in similar securities of the issuer or comparable companies; (11) the fundamental analytical data relating to the investment; (12) the nature and duration of restrictions on disposition of the securities; and (13) evaluation of the forces which influence the market in which these securities are purchased and sold.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Fund’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Fund on Form N-CSR and Form N-Q is accumulated and communicated to the Fund’s management to allow timely decisions regarding required disclosure.

(b)	The Fund’s certifying officers are not aware of any changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal controls over financial reporting.

Item 3.	Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund):	RMK Multi-Sector High Income Fund, Inc.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	February 28, 2008

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date:	February 28, 2008